UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

One Bryant Park, 39th Floor New York, NY	10036
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:   (212) 205-8300

Date of fiscal year end:   April 30

Date of reporting period:   July 31, 2011

Item 1. Schedule of Investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Sector Leader Fund	July 31, 2011
(unaudited)

	Shares	Value
Common Stocks (90.1%)
African Rainbow Minerals Ltd (Metals & Mining)	10,300	$291,743
Air China Ltd., H Shares (Airlines)	234,000	247,422
Alliance Global Group, Inc.* (Industrial Conglomerates)	583,825	160,472
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)	3,849	604,562
Banco do Brasil SA (Commercial Banks)	19,800	334,513
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)	99,900	193,533
BM&FBOVESPA SA (Diversified Financial Services)	64,600	380,049
BR Properties SA (Real Estate Management & Development)	19,100	209,457
Capitec Bank Holdings Ltd. (Commercial Banks)	16,300	442,614
Celltrion, Inc. (Pharmaceuticals)	3,609	164,357
China Merchants Bank Co. Ltd., H Shares (Commercial Banks)	138,500	328,789
China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	66,000	115,519
China Resources Enterprise Ltd. (Food & Staples Retailing)	92,000	399,615
China State Construction International Holdings Ltd. (Construction & Engineering)	154,000	154,336
China ZhengTong Auto Services Holdings Ltd.* (Specialty Retail)	76,500	101,110
CSR Corp. Ltd., H Shares (Machinery)	236,000	171,708
Dish TV India Ltd.* (Media)	78,232	150,143
Duratex SA (Paper & Forest Products)	30,640	227,102
Even Construtora e Incorporadora SA (Household Durables)	51,000	248,387
Evraz Group SA - Registered GDR* (Metals & Mining)	9,025	301,435
Far Eastern Department Stores Ltd. (Multiline Retail)	95,000	207,045
Gafisa SA - ADR (Household Durables)	37,000	354,090
GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment)	148,000	83,372
Global Ports Investments PLC - Registered Sponsored GDR (Transportation Infrastructure)	23,467	390,726
Godrej Consumer Products Ltd. (Personal Products)	16,662	164,735
Hiwin Technologies Corp. (Machinery)	30,900	374,253
ICICI Bank Ltd. (Commercial Banks)	7,579	177,832
IRSA Inversiones y Representaciones SA - Sponsored ADR (Real Estate Management & Development)	22,900	290,372
Keppel Corp. Ltd. (Industrial Conglomerates)	21,200	194,953
Kia Motors Corp. (Automobiles)	6,323	464,327
Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	37,000	152,802
Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	226,000	378,165
L'Occitane International SA* (Specialty Retail)	71,750	197,490
LG Chem Ltd. (Chemicals)	998	445,028
Magnesita Refratarios SA* (Construction Materials)	63,300	256,434
Mills Estruturas e Servicos de Engenharia SA (Trading Companies & Distributors)	18,700	254,890
Mongolian Mining Corp.* (Metals & Mining)	198,000	242,895
Naspers Ltd., N Shares (Media)	6,250	335,494
NovaTek OAO - Registered Sponsored GDR (Oil, Gas & Consumable Fuels)	3,800	592,040
OCI Co. Ltd. (Chemicals)	939	362,593
OGX Petroleo e Gas Participacoes SA* (Oil, Gas & Consumable Fuels)	46,100	384,514
Ping An Insurance Group Co. of China Ltd., H Shares (Insurance)	70,500	686,183
Powszechny Zaklad Ubezpieczen SA (Insurance)	1,655	225,636
PT Bank Mandiri Tbk (Commercial Banks)	305,301	281,954
PT Harum Energy Tbk (Oil, Gas & Consumable Fuels)	123,500	140,935
PT Mitra Adiperkasa Tbk (Multiline Retail)	336,500	183,096
PTT Chemical PCL (Chemicals)	21,800	118,836
Rosneft Oil Co. - Registered GDR (Oil, Gas & Consumable Fuels)	22,150	188,940
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	294	235,423
Sands China Ltd.* (Hotels, Restaurants & Leisure)	88,800	267,209
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares (Health Care Equipment & Supplies)	192,000	262,636
Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment)	456,000	242,248
Shoprite Holdings Ltd. (Food & Staples Retailing)	11,100	173,012
Tata Consultancy Services Ltd. (IT Services)	5,990	154,139
Tencent Holdings Ltd. (Internet Software & Services)	8,300	215,994
The Foschini Group Ltd. (Specialty Retail)	10,900	143,564
Tingyi Holding Corp. (Food Products)	52,000	161,478
TPK Holding Co. Ltd.* (Electronic Equipment, Instruments & Components)	12,000	353,982
X5 Retail Group NV - Registered GDR* (Food & Staples Retailing)	6,500	271,505

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Sector Leader Fund	July 31, 2011
(unaudited)

		Shares or Principal Amount	Value
Common Stocks, continued
Xinyi Glass Holdings Ltd. (Auto Components)		146,000	$123,087
Yandex NV, Class A (Internet Software & Services)		9,650	337,461
TOTAL COMMON STOCKS (Cost $15,954,200)			16,298,234

Preferred Stocks (5.8%)
Itau Unibanco Holding SA - ADR (Commercial Banks)		19,300	393,141
Vale SA - Sponsored ADR (Metals & Mining)		22,300	658,296
TOTAL PREFERRED STOCKS (Cost $1,114,395)			1,051,437

Cash Equivalent (2.1%)
Citibank Money Market Deposit Account, 0.02%		$378,827	378,827
TOTAL CASH EQUIVALENT (Cost $378,827)			378,827

TOTAL INVESTMENTS (Cost $17,447,422)— 98.0%			17,728,498

Net other assets (liabilities) — 2.0%			359,388

NET ASSETS — 100.0%			$18,087,886

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

GEM Sector Leader Fund invested in the following industries as of July 31, 2011:
		Value	% of Net Assets
Airlines		$247,422	1.4%
Auto Components		123,087	0.7%
Automobiles		464,327	2.6%
Chemicals		926,457	5.2%
Commercial Banks		1,958,843	10.8%
Construction & Engineering		154,336	0.8%
Construction Materials		256,434	1.4%
Diversified Financial Services		380,049	2.1%
Electrical Equipment		242,248	1.3%
Electronic Equipment, Instruments & Components		353,982	2.0%
Energy Equipment & Services		115,519	0.6%
Food & Staples Retailing		844,132	4.7%
Food Products		161,478	0.9%
Health Care Equipment & Supplies		262,636	1.4%
Health Care Providers & Services		193,533	1.1%
Hotels, Restaurants & Leisure		267,209	1.5%
Household Durables		602,477	3.4%
Industrial Conglomerates		355,425	2.0%
Insurance		911,819	5.0%
Internet Software & Services		1,158,017	6.4%
IT Services		154,139	0.8%
Machinery		545,961	3.0%
Media		485,637	2.6%
Metals & Mining		1,494,369	8.2%
Multiline Retail		390,141	2.1%
Oil, Gas & Consumable Fuels		1,684,594	9.3%
Paper & Forest Products		227,102	1.3%
Personal Products		164,735	0.9%
Pharmaceuticals		164,357	0.9%
Real Estate Management & Development		499,829	2.8%
Semiconductors & Semiconductor Equipment		471,597	2.6%
Specialty Retail		442,164	2.5%
Trading Companies & Distributors		254,890	1.4%
Transportation Infrastructure		390,726	2.2%
Other**		738,215	4.1%
Total		$18,087,886	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Sector Leader Fund	July 31, 2011
(unaudited)

GEM Sector Leader Fund invested in securities with exposure to the following countries as of July 31, 2011:
	Value	% of Net Assets
Argentina	$290,372	1.6%
Brazil	3,700,873	20.5%
China	3,137,649	17.2%
Hong Kong	1,336,065	7.4%
India	646,849	3.5%
Indonesia	605,985	3.4%
Macau	267,209	1.5%
Mongolia	242,895	1.3%
Philippines	160,472	0.9%
Poland	225,636	1.2%
Russia	2,082,107	11.6%
Singapore	194,953	1.1%
South Africa	1,386,427	7.6%
South Korea	1,671,728	9.3%
Taiwan	1,088,082	6.0%
Thailand	312,369	1.8%
Other**	738,215	4.1%
Total	$18,087,886	100.0%

** Includes cash equivalent securities and other net assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Sector Leader Fund	July 31, 2011
(unaudited)

		Shares or Principal Amount	Value
Common Stocks (96.7%)
Air China Ltd., H Shares (Airlines)		262,000	$277,028
Alliance Global Group, Inc.* (Industrial Conglomerates)		1,012,875	278,402
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)		4,303	675,872
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)		124,500	241,190
Celltrion, Inc. (Pharmaceuticals)		3,892	177,245
China Merchants Bank Co. Ltd., H Shares (Commercial Banks)		151,500	359,650
China Oilfield Services Ltd., H Shares (Energy Equipment & Services)		72,000	126,021
China Resources Enterprise Ltd. (Food & Staples Retailing)		102,000	443,051
China State Construction International Holdings Ltd. (Construction & Engineering)		168,000	168,367
China ZhengTong Auto Services Holdings Ltd.* (Specialty Retail)		83,000	109,701
CSR Corp. Ltd., H Shares (Machinery)		264,000	192,080
DBS Group Holdings Ltd. (Commercial Banks)		18,000	232,215
Dish TV India Ltd.* (Media)		118,619	227,654
Far Eastern Department Stores Ltd. (Multiline Retail)		104,000	226,660
GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment)		162,000	91,259
Godrej Consumer Products Ltd. (Personal Products)		22,637	223,808
Hiwin Technologies Corp. (Machinery)		33,990	411,678
ICICI Bank Ltd. (Commercial Banks)		11,220	263,264
Keppel Corp. Ltd. (Industrial Conglomerates)		36,000	331,052
Kia Motors Corp. (Automobiles)		7,069	519,109
Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)		41,000	169,322
Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)		248,000	414,978
L'Occitane International SA* (Specialty Retail)		90,000	247,722
LG Chem Ltd. (Chemicals)		1,102	491,404
Mongolian Mining Corp.* (Metals & Mining)		217,000	266,203
OCI Co. Ltd. (Chemicals)		1,026	396,188
Ping An Insurance Group Co. of China Ltd., H Shares (Insurance)		77,000	749,448
PT Bank Mandiri Tbk (Commercial Banks)		433,179	400,054
PT Harum Energy Tbk (Oil, Gas & Consumable Fuels)		185,000	211,118
PT Mitra Adiperkasa Tbk (Multiline Retail)		505,000	274,779
PTT Chemical PCL (Chemicals)		23,800	129,738
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)		322	257,844
Sands China Ltd.* (Hotels, Restaurants & Leisure)		97,200	292,486
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares (Health Care Equipment & Supplies)		216,000	295,465
Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment)		510,000	270,935
Tata Consultancy Services Ltd. (IT Services)		10,187	262,139
Tencent Holdings Ltd. (Internet Software & Services)		9,400	244,620
Tingyi Holding Corp. (Food Products)		58,000	180,110
TPK Holding Co. Ltd.* (Electronic Equipment, Instruments & Components)		14,000	412,979
Xinyi Glass Holdings Ltd. (Auto Components)		164,000	138,263
TOTAL COMMON STOCKS (Cost $11,071,748)			11,681,101

Cash Equivalent (1.2%)
Citibank Money Market Deposit Account, 0.02%		$146,499	146,499
TOTAL CASH EQUIVALENT (Cost $146,499)			146,499

TOTAL INVESTMENTS (Cost $11,218,247) — 97.9%			11,827,600

Net other assets (liabilities) — 2.1%			256,062

NET ASSETS — 100.0%			$12,083,662
*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Sector Leader Fund	July 31, 2011
(unaudited)

Asia Sector Leader Fund invested in the following industries as of July 31, 2011:
	Value	% of Net Assets
Airlines	$277,028	2.3%
Auto Components	138,263	1.1%
Automobiles	519,109	4.3%
Chemicals	1,017,330	8.5%
Commercial Banks	1,255,183	10.4%
Construction & Engineering	168,367	1.4%
Electrical Equipment	270,935	2.2%
Electronic Equipment, Instruments & Components	412,979	3.4%
Energy Equipment & Services	126,021	1.0%
Food & Staples Retailing	443,051	3.7%
Food Products	180,110	1.5%
Health Care Equipment & Supplies	295,465	2.4%
Health Care Providers & Services	241,190	2.0%
Hotels, Restaurants & Leisure	292,486	2.4%
Industrial Conglomerates	609,454	5.0%
Insurance	749,448	6.2%
Internet Software & Services	920,492	7.6%
IT Services	262,139	2.2%
Machinery	603,758	5.0%
Media	227,654	1.9%
Metals & Mining	266,203	2.2%
Multiline Retail	501,439	4.2%
Oil, Gas & Consumable Fuels	626,096	5.1%
Personal Products	223,808	1.9%
Pharmaceuticals	177,245	1.5%
Semiconductors & Semiconductor Equipment	518,425	4.3%
Specialty Retail	357,423	3.0%
Other**	402,561	3.3%
Total	$12,083,662	100.0%

Asia Sector Leader Fund invested in securities with exposure to the following countries as of July 31, 2011:
	Value	% of Net Assets
China	$3,480,930	28.7%
Hong Kong	1,503,640	12.5%
India	976,865	8.2%
Indonesia	885,951	7.3%
Macau	292,486	2.4%
Mongolia	266,203	2.2%
Philippines	278,402	2.3%
Singapore	563,267	4.6%
South Korea	1,841,790	15.3%
Taiwan	1,220,639	10.1%
Thailand	370,928	3.1%
Other**	402,561	3.3%
Total	$12,083,662	100.0%

** Includes cash equivalent securities and other net assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
China Sector Leader Fund	July 31, 2011
(unaudited)

		Shares or Principal Amount	Value
Common Stocks (88.4%)
Belle International Holdings Ltd. (Specialty Retail)		78,000	$170,753
China Agri-Industries Holdings Ltd. (Food Products)		497,000	560,584
China Fiber Optic Network System Group Ltd.* (Communications Equipment)		1,450,000	223,277
China Foods Ltd. (Food Products)		564,000	492,134
China National Building Material Co. Ltd., H Shares (Construction Materials)		268,000	538,545
China Southern Airlines Co. Ltd., H Shares* (Airlines)		744,000	480,216
China Suntien Green Energy Corp., H Shares (Oil, Gas & Consumable Fuels)		1,182,000	333,684
CSR Corp. Ltd., H Shares (Machinery)		530,000	385,615
Dongfang Electric Corp. Ltd., H Shares (Electrical Equipment)		127,400	461,831
Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)		120,000	237,444
Far East Horizon Ltd.* (Diversified Financial Services)		477,000	510,481
GOME Electrical Appliances Holding Ltd. (Specialty Retail)		456,000	215,332
Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)		135,000	475,523
Kingsoft Corp. Ltd. (Software)		623,000	409,311
Luthai Textile Co. Ltd., Class B (Textiles, Apparel & Luxury Goods)		313,750	302,759
PICC Property & Casualty Co. Ltd., H Shares* (Insurance)		110,000	190,273
Poly (Hong Kong) Investments Ltd. (Real Estate Management & Development)		713,000	529,741
Pou Sheng International (Holdings) Ltd.* (Specialty Retail)		2,524,000	395,134
Prince Frog International Holdings Ltd.* (Personal Products)		1,178,000	418,717
Shimao Property Holdings Ltd. (Real Estate Management & Development)		340,000	449,378
TAL Education Group - ADR* (Diversified Consumer Services)		25,000	318,750
Tencent Holdings Ltd. (Internet Software & Services)		17,400	452,806
Trinity Ltd. (Textiles, Apparel & Luxury Goods)		420,000	465,649
Zhuzhou CSR Times Electric Co. Ltd., H Shares (Electrical Equipment)		142,000	419,094
TOTAL COMMON STOCKS (Cost $9,182,105)			9,437,031

Cash Equivalent (11.3%)
Citibank Money Market Deposit Account, 0.02%		$1,210,287	$1,210,287
TOTAL CASH EQUIVALENT (Cost $1,210,287)			1,210,287

TOTAL INVESTMENTS (Cost $10,392,392) — 99.7%			10,647,318

Net other assets (liabilities) — 0.3%			36,341

NET ASSETS — 100.0%			$10,683,659

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
China Sector Leader Fund	July 31, 2011
(unaudited)

China Sector Leader Fund invested in the following industries as of July 31, 2011:
	Value	% of Net Assets
Airlines	$480,216	4.5%
Automobiles	237,444	2.2%
Communications Equipment	223,277	2.1%
Construction Materials	538,545	5.1%
Diversified Consumer Services	318,750	3.0%
Diversified Financial Services	510,481	4.8%
Electrical Equipment	880,925	8.2%
Food Products	1,052,718	9.9%
Insurance	190,273	1.8%
Internet Software & Services	452,806	4.2%
Machinery	385,615	3.6%
Metals & Mining	475,523	4.5%
Oil, Gas & Consumable Fuels	333,684	3.1%
Personal Products	418,717	3.9%
Real Estate Management & Development	979,119	9.2%
Software	409,311	3.8%
Specialty Retail	781,219	7.3%
Textiles, Apparel & Luxury Goods	768,408	7.2%
Other**	1,246,628	11.6%
Total	$10,683,659	100.0%

China Sector Leader Fund invested in securities with exposure to the following countries as of July 31, 2011:
	Value	% of Net Assets
China	$6,158,326	57.6%
Hong Kong	3,278,705	30.8%
Other**	1,246,628	11.6%
Total	$10,683,659	100.0%

** Includes cash equivalent securities and other net assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Brazil Sector Leader Fund	July 31, 2011
(unaudited)

		Shares or Principal Amount	Value
Common Stocks (76.4%)
Banco ABC Brasil SA (Commercial Banks)		53,400	$361,695
Banco Bradesco SA - ADR (Commercial Banks)		20,480	393,830
Banco do Brasil SA - Sponsored ADR (Commercial Banks)		20,700	353,556
BM&FBOVESPA SA (Diversified Financial Services)		47,700	280,625
BR Properties SA (Real Estate Management & Development)		43,200	473,745
Cosan Ltd., Class A (Food Products)		26,260	323,786
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household Durables)		10,300	100,661
Direcional Engenharia SA (Real Estate Management & Development)		47,500	318,669
Duratex SA (Paper & Forest Products)		35,280	261,494
Even Construtora e Incorporadora SA (Household Durables)		89,300	434,921
Gafisa SA (Household Durables)		68,800	332,860
Hypermarcas SA (Personal Products)		13,500	102,238
Itau Unibanco Holding SA (Commercial Banks)		14,800	298,826
Magnesita Refratarios SA* (Construction Materials)		136,100	551,353
Mills Estruturas e Servicos de Engenharia SA (Trading Companies & Distributors)		18,600	253,527
MRV Engenharia e Participacoes SA (Household Durables)		40,900	301,038
OGX Petroleo e Gas Participacoes SA* (Oil, Gas & Consumable Fuels)		94,900	791,548
PDG Realty SA Empreendimentos e Participacoes (Household Durables)		110,900	583,760
Petroleo Brasileiro SA - ADR (Oil, Gas & Consumable Fuels)		14,600	495,962
QGEP Participacoes SA (Oil, Gas & Consumable Fuels)		12,700	142,140
Sao Carlos SA Empreendimentos e Participacoes* (Real Estate Management & Development)		20,000	279,964
Sul America SA (Insurance)		22,100	253,333
TOTAL COMMON STOCKS (Cost $8,322,627)			7,689,531

Preferred Stocks (21.6%)
Bradespar SA (Metals & Mining)		15,700	407,033
Braskem SA A Shares (Chemicals)		20,400	242,663
Itau Unibanco Holding SA - ADR (Commercial Banks)		26,600	541,842
Vale SA - Sponsored ADR (Metals & Mining)		33,200	980,064
TOTAL PREFERRED STOCKS (Cost $2,161,163)			2,171,602

Cash Equivalent (0.1%)
Citibank Money Market Deposit Account, 0.02%		$13,120	13,120
TOTAL CASH EQUIVALENT (Cost $13,120)			13,120

TOTAL INVESTMENTS (Cost $10,496,910) — 98.1%			9,874,253

Net other assets (liabilities) — 1.9%			187,074

NET ASSETS — 100.0%			$10,061,327

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Brazil Sector Leader Fund	July 31, 2011
(unaudited)

Brazil Sector Leader Fund invested in the following industries as of July 31, 2011:
	Value	% of Net Assets
Chemicals	$242,663	2.4%
Commercial Banks	1,949,749	19.4%
Construction Materials	551,353	5.5%
Diversified Financial Services	280,625	2.8%
Food Products	323,786	3.2%
Household Durables	1,753,240	17.4%
Insurance	253,333	2.5%
Metals & Mining	1,387,097	13.8%
Oil, Gas & Consumable Fuels	1,429,650	14.2%
Paper & Forest Products	261,494	2.6%
Personal Products	102,238	1.0%
Real Estate Management & Development	1,072,378	10.7%
Trading Companies & Distributors	253,527	2.5%
Other**	200,194	2.0%
Total	$10,061,327	100.0%

Brazil Sector Leader Fund invested in securities with exposure to the following countries as of July 31, 2011:
	Value	% of Net Assets
Brazil	$9,861,133	98.0%
Other**	200,194	2.0%
Total	$10,061,327	100.0%

** Includes cash equivalent securities and other net assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Great Consumer Fund	July 31, 2011
(unaudited)

	Shares	Value
Common Stocks (92.1%)
Aeroflot - Russian Airlines (Airlines)	71,300	$181,815
Amorepacific Corp. (Personal Products)	247	281,214
Arcos Dorados Holdings, Inc., Class A (Hotels, Restaurants & Leisure)	13,955	327,384
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)	2,413	379,010
Bidvest Group Ltd. (Industrial Conglomerates)	9,430	221,710
BR Malls Participacoes SA (Real Estate Management & Development)	24,000	275,577
BR Properties SA (Real Estate Management & Development)	34,330	376,474
Capitec Bank Holdings Ltd. (Commercial Banks)	13,500	366,582
Celltrion, Inc. (Pharmaceuticals)	11,622	529,275
China Resources Enterprise Ltd. (Food & Staples Retailing)	36,000	156,371
China Suntien Green Energy Corp., H Shares (Oil, Gas & Consumable Fuels)	871,000	245,887
China ZhengTong Auto Services Holdings Ltd.* (Specialty Retail)	97,000	128,205
Clicks Group Ltd. (Multiline Retail)	29,109	174,488
Companhia de Bebidas das Americas - ADR (Beverages)	9,060	271,981
Cosan Ltd., Class A (Food Products)	20,260	249,806
Dr. Reddy's Laboratories Ltd. (Pharmaceuticals)	3,554	127,573
Far Eastern Department Stores Ltd. (Multiline Retail)	160,000	348,707
Gafisa SA - ADR (Household Durables)	11,450	109,577
GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment)	821,000	462,491
Golden Eagle Retail Group Ltd. (Multiline Retail)	113,000	279,274
GOME Electrical Appliances Holding Ltd. (Specialty Retail)	692,000	326,775
Haier Electronics Group Co. Ltd.* (Household Durables)	360,000	438,393
Hypermarcas SA (Personal Products)	20,300	153,736
Iguatemi Empresa de Shopping Centers SA (Real Estate Management & Development)	10,770	237,674
Imperial Holdings Ltd. (Distributors)	17,536	301,920
IRSA Inversiones y Representaciones SA - Sponsored ADR (Real Estate Management & Development)	17,815	225,894
Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	66,000	272,566
LG Chem Ltd. (Chemicals)	867	386,613
LSR Group - Registered GDR (Real Estate Management & Development)	28,075	211,966
M Video (Specialty Retail)	19,800	198,792
Magnit - Registered Sponsored GDR (Food & Staples Retailing)	12,950	399,508
Naspers Ltd., N Shares (Media)	6,400	343,546
New Oriental Education & Technology Group, Inc. - Sponsored ADR* (Diversified Consumer Services)	3,353	428,279
OCI Co. Ltd. (Chemicals)	834	322,047
Powszechny Zaklad Ubezpieczen SA (Insurance)	3,075	419,233
Prada SpA* (Textiles, Apparel & Luxury Goods)	107,900	657,674
PT Kalbe Farma Tbk (Pharmaceuticals)	850,500	347,704
PT Mayora Indah Tbk (Food Products)	112,000	222,682
PT Mitra Adiperkasa Tbk (Multiline Retail)	1,358,000	738,912
PT Summarecon Agung Tbk (Real Estate Management & Development)	3,668,000	552,358
Randon SA Implementos e Participacoes (Machinery)	18,000	125,171
Sands China Ltd.* (Hotels, Restaurants & Leisure)	210,800	634,321
Shangri-La Asia Ltd. (Hotels, Restaurants & Leisure)	62,666	161,631
Shoprite Holdings Ltd. (Food & Staples Retailing)	13,500	210,420
SINA Corp.* (Internet Software & Services)	5,024	543,044
Sul America SA (Insurance)	26,100	299,185
Taiwan Fertilizer Co. Ltd. (Chemicals)	53,000	189,450
TAL Education Group - ADR* (Diversified Consumer Services)	42,269	538,930
The Foschini Group Ltd. (Specialty Retail)	14,200	187,028
Tofas Turk Otomobil Fabrikasi AS (Automobiles)	43,400	179,891
TPK Holding Co. Ltd.* (Electronic Equipment, Instruments & Components)	11,000	324,484
X5 Retail Group NV - Registered GDR* (Food & Staples Retailing)	7,725	322,673
Yandex NV, Class A (Internet Software & Services)	5,451	190,622
TOTAL COMMON STOCKS (Cost $14,942,383)		16,586,523

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Great Consumer Fund	July 31, 2011
(unaudited)

		Principal Amount	Value
Cash Equivalent (4.8%)
Citibank Money Market Deposit Account, 0.02%		$861,945	$861,945
TOTAL CASH EQUIVALENT (Cost $861,945)			861,945

TOTAL INVESTMENTS (Cost $15,804,328) — 96.9%			17,448,468

Net other assets (liabilities) — 3.1%			563,040

NET ASSETS — 100.0%			$18,011,508
*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

GEM Great Consumer Fund invested in the following industries as of July 31, 2011:
		Value	% of Net Assets
Airlines		$181,815	1.0%
Automobiles		179,891	1.0%
Beverages		271,981	1.5%
Chemicals		898,110	5.0%
Commercial Banks		366,582	2.0%
Distributors		301,920	1.7%
Diversified Consumer Services		967,209	5.4%
Electronic Equipment, Instruments & Components		324,484	1.8%
Food & Staples Retailing		1,088,972	6.1%
Food Products		472,488	2.6%
Hotels, Restaurants & Leisure		1,123,336	6.2%
Household Durables		547,970	3.0%
Industrial Conglomerates		221,710	1.2%
Insurance		718,418	4.0%
Internet Software & Services		1,112,676	6.2%
Machinery		125,171	0.7%
Media		343,546	1.9%
Multiline Retail		1,541,381	8.5%
Oil, Gas & Consumable Fuels		245,887	1.4%
Personal Products		434,950	2.5%
Pharmaceuticals		1,004,552	5.5%
Real Estate Management & Development		1,879,943	10.5%
Semiconductors & Semiconductor Equipment		735,057	4.1%
Specialty Retail		840,800	4.6%
Textiles, Apparel & Luxury Goods		657,674	3.7%
Other**		1,424,985	7.9%
Total		$18,011,508	100.0%

GEM Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2011:
	Value	% of Net Assets
Argentina	$553,278	3.1%
Brazil	2,099,181	11.7%
China	2,753,049	15.3%
Hong Kong	2,203,335	12.3%
India	127,573	0.7%
Indonesia	1,861,656	10.3%
Macau	634,321	3.5%
Poland	419,233	2.3%
Russia	1,505,376	8.4%
South Africa	1,595,274	8.8%
South Korea	1,519,149	8.4%
Taiwan	1,135,207	6.3%
Turkey	179,891	1.0%
Other**	1,424,985	7.9%
Total	$18,011,508	100.0%

** Includes cash equivalent securities and other net assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	July 31, 2011
(unaudited)

		Shares or Principal Amount	Value
Common Stocks (89.5%)
Alliance Global Group, Inc.* (Industrial Conglomerates)		1,684,794	$463,088
Amorepacific Corp. (Personal Products)		334	380,266
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)		2,863	449,691
Bangkok Bank Public Co. Ltd. - Foreign Registered (Commercial Banks)		56,700	335,711
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)		228,700	443,054
Celltrion, Inc. (Pharmaceuticals)		14,429	657,108
China Resources Enterprise Ltd. (Food & Staples Retailing)		72,000	312,742
China Suntien Green Energy Corp., H Shares (Oil, Gas & Consumable Fuels)		1,154,000	325,780
China ZhengTong Auto Services Holdings Ltd.* (Specialty Retail)		218,500	288,791
CP ALL PCL (Food & Staples Retailing)		180,700	300,055
Dish TV India Ltd.* (Media)		173,862	333,677
Far Eastern Department Stores Ltd. (Multiline Retail)		267,000	581,905
GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment)		1,160,000	653,458
Genting Berhad (Hotels, Restaurants & Leisure)		53,000	193,312
Godrej Consumer Products Ltd. (Personal Products)		50,386	498,158
Golden Eagle Retail Group Ltd. (Multiline Retail)		175,000	432,504
GOME Electrical Appliances Holding Ltd. (Specialty Retail)		1,039,000	490,635
Haier Electronics Group Co. Ltd.* (Household Durables)		470,000	572,347
ICICI Bank Ltd. (Commercial Banks)		17,986	422,021
Infosys Technologies Ltd. (IT Services)		6,147	386,182
Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)		90,000	371,681
LG Chem Ltd. (Chemicals)		1,248	556,509
New Oriental Education & Technology Group, Inc. - Sponsored ADR* (Diversified Consumer Services)		4,512	576,318
OCI Co. Ltd. (Chemicals)		1,083	418,198
Olam International Ltd. (Food & Staples Retailing)		94,954	208,239
Prada SpA* (Textiles, Apparel & Luxury Goods)		138,500	844,187
PT Bank Mandiri Tbk (Commercial Banks)		720,500	665,403
PT Mitra Adiperkasa Tbk (Multiline Retail)		770,000	418,971
Sands China Ltd.* (Hotels, Restaurants & Leisure)		274,800	826,904
Shangri-La Asia Ltd. (Hotels, Restaurants & Leisure)		98,000	252,765
SINA Corp.* (Internet Software & Services)		7,371	796,731
Alliance Global Group, Inc.* (Industrial Conglomerates)		79,000	282,388
Amorepacific Corp. (Personal Products)		53,946	687,812
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)		15,000	442,478
TOTAL COMMON STOCKS (Cost $14,125,896)			15,869,069

Cash Equivalent (3.0%)
Citibank Money Market Deposit Account, 0.02%		$530,721	530,721
TOTAL CASH EQUIVALENT (Cost $530,721)			530,721

TOTAL INVESTMENTS (Cost $14,656,617) — 92.5%			16,399,790

Net other assets (liabilities) — 7.5%			1,328,736

NET ASSETS — 100.0%			$17,728,526

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	July 31, 2011
(unaudited)

Asia Great Consumer Fund invested in the following industries as of July 31, 2011:
	Value	% of Net Assets
Chemicals	$1,257,095	7.1%
Commercial Banks	1,423,135	8.0%
Diversified Consumer Services	1,264,130	7.1%
Electronic Equipment, Instruments & Components	442,478	2.5%
Food & Staples Retailing	821,036	4.7%
Health Care Providers & Services	443,054	2.5%
Hotels, Restaurants & Leisure	1,272,981	7.2%
Household Durables	572,347	3.2%
Industrial Conglomerates	463,088	2.6%
Internet Software & Services	1,246,422	7.0%
IT Services	386,182	2.2%
Media	333,677	1.9%
Multiline Retail	1,433,380	8.1%
Oil, Gas & Consumable Fuels	325,780	1.8%
Personal Products	878,424	4.9%
Pharmaceuticals	657,108	3.7%
Semiconductors & Semiconductor Equipment	1,025,139	5.8%
Specialty Retail	779,426	4.4%
Textiles, Apparel & Luxury Goods	844,187	4.8%
Other**	1,859,457	10.5%
Total	$17,728,526	100.0%

Asia Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2011:
	Value	% of Net Assets
China	$3,557,627	19.9%
Hong Kong	3,126,134	17.7%
India	1,640,038	9.3%
Indonesia	1,084,374	6.1%
Macau	826,904	4.7%
Malaysia	193,312	1.1%
Philippines	463,088	2.6%
Singapore	208,239	1.2%
South Korea	2,012,081	11.3%
Taiwan	1,678,452	9.5%
Thailand	1,078,820	6.1%
Other**	1,859,457	10.5%
Total	$17,728,526	100.0%

** Includes cash equivalent securities and other net assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments

July 31, 2011

(unaudited)

1.

Organization

Mirae Asset Discovery Funds (the “Trust”) was organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). As of July 31, 2011, the Trust is comprised of the following six operational funds: Global Emerging Markets Sector Leader Fund (“GEM Sector Leader Fund”), Asia Sector Leader Fund, China Sector Leader Fund, Brazil Sector Leader Fund, Global Emerging Markets Great Consumer Fund (“GEM Great Consumer Fund”) and the Asia Great Consumer Fund.  Each may be referred to individually as a “Fund” and collectively as the “Funds.”

The GEM Sector Leader Fund, Asia Sector Leader Fund, GEM Great Consumer Fund and Asia Great Consumer Fund are each classified as diversified under the 1940 Act. The China Sector Leader Fund and the Brazil Sector Leader Fund are each classified as non-diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of Shares. Class A Shares of the Funds have a maximum sales charge of 5.75% as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.

2.

Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their schedules of portfolio investments. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their most recent sale price on the relevant exchange as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board of Trustees (the “Board”).

Most securities listed on a foreign exchange are valued at the most recent sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise “fair value” will be determined in accordance with fair value procedures approved by the Board.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2011

(unaudited)

The Funds may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date as provided by an independent pricing service or reporting agency.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the “Advisor” or “Mirae Asset USA”) determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value. Each Fund’s Advisor believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by Mirae Asset USA’s Valuation Committee, in accordance with a valuation policy approved by the Board to take those factors into account.

The Funds use fair value pricing to seek to ensure that each Fund’s net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s net asset value by short term traders.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•

Level 1—quoted prices in active markets for identical assets

•

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•

Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.  For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost.  Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Pursuant to the valuation procedures noted previously, equity securities (including foreign equity securities) are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Certificates of Deposit, Time Deposits and Repurchase Agreements are all generally categorized as a Level 2 security in the fair value hierarchy.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2011

(unaudited)

A summary of the valuations as of July 31, 2011, based upon the three levels defined above, are included in the table below:

	Level 1	Level 2	Level 3	Total Investments
GEM Sector Leader Fund
Common Stocks	$16,298,234	$-	$-	$16,298,234
Preferred Stocks	1,051,437	-	-	1,051,437
Cash Equivalent	-	378,827	-	378,827
Total Investments	$17,349,671	$378,827	$-	$17,728,498

Asia Sector Leader Fund
Common Stocks	$11,681,101	$-	$-	$11,681,101
Cash Equivalent	-	146,499	-	146,499
Total Investments	$11,681,101	$146,499	$-	$11,827,600

China Sector Leader Fund
Common Stocks	$9,437,031	$-	$-	$9,437,031
Cash Equivalent	-	1,210,287	-	1,210,287
Total Investments	$9,437,031	$1,210,287	$-	$10,647,318

Brazil Sector Leader Fund
Common Stocks	$7,689,531	$-	$-	$7,689,531
Preferred Stocks	2,171,602	-	-	2,171,602
Cash Equivalent	-	13,120	-	13,120
Total Investments	$9,861,133	$13,120	$-	$9,874,253

GEM Great Consumer Fund
Common Stocks	$16,586,523	$-	$-	$16,586,523
Cash Equivalent	-	861,945	-	861,945
Total Investments	$16,586,523	$861,945	$-	$17,448,468

Asia Great Consumer Fund
Common Stocks	$15,869,069	$-	$-	$15,869,069
Cash Equivalent	-	530,721	-	530,721
Total Investments	$15,869,069	$530,721	$-	$16,399,790

For the quarter ended July 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between Levels 1 and 2 as of July 31, 2011.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2011

(unaudited)

Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.

Investment Risks

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risks arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds’ loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2011

(unaudited)

4.

Federal Income Tax Information

At July 31, 2011, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
GEM Sector Leader Fund	$17,473,031	$1,195,146	$(939,679)	$255,467
Asia Sector Leader Fund	11,232,244	989,079	(393,723)	595,356
China Sector Leader Fund	10,427,824	588,954	(369,460)	219,494
Brazil Sector Leader Fund	10,551,138	146,979	(823,864)	(676,885)
GEM Great Consumer Fund	15,830,205	2,067,668	(449,405)	1,618,263
Asia Great Consumer Fund	14,763,206	1,831,921	(195,337)	1,636,584

5.

New Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (“IFRSs”).” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

6.

Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date of this filing.  There are no subsequent events to report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Mirae Asset Discovery Funds

By (Signature and Title)* /s/ Joel B. Engle

Joel B. Engle, Treasurer and Principal Financial Officer

Date____September  27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Peter Graham

Peter Graham, President and Principal Executive Officer

Date____September  27, 2011

By (Signature and Title)* /s/ Joel B. Engle

Joel B. Engle, Treasurer and Principal Financial Officer

Date____September  27, 2011

* Print the name and title of each signing officer under his or her signature.